SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 10 — SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

 Other accounts payables and accruals

	As of December, 31
	2017	2018

Accrued expenses	$910	$1,031
Employees payables	376	897
Other	46	43
	$1,332	$1,971